Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
C000205613
Account Value [Line Items]
Line Graph and Table Measure Name			Acclivity Mid Cap Multi-Style Fund
Account Value	$ 10,000		$ 16,612	$ 14,216	$ 12,221	$ 13,572	$ 11,040
C000205612
Account Value [Line Items]
Line Graph and Table Measure Name			Acclivity Mid Cap Multi-Style Fund
Account Value	10,000		$ 16,612	14,226	12,221	13,572	11,040
C000205617
Account Value [Line Items]
Line Graph and Table Measure Name			Acclivity Small Cap Value Fund
Account Value	11,844	$ 10,000	$ 21,868	20,692	16,875	17,648	12,733
C000205616
Account Value [Line Items]
Line Graph and Table Measure Name			Acclivity Small Cap Value Fund
Account Value	$ 11,834	$ 10,000	$ 21,707	20,583	16,829	17,595	12,713
Morningstar US Mid Cap TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Mid Cap TR USD
Account Value	$ 10,000		16,473	14,289	12,293	14,644	11,841
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		16,049	13,914	11,869	14,355	11,710
Morningstar US Small Cap Broad Value Extended TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Small Cap Broad Value Extended TR (USD)
Account Value	12,320	$ 10,000	18,947	17,339	14,913	16,653	12,810
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 12,239	$ 10,000	17,403	16,105	14,048	16,427	12,807
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		16,049	13,914	11,869	14,355	11,710
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		19,702	15,759	12,479	15,239	11,840
Morningstar US Mid Cap TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Mid Cap TR USD
Account Value	$ 10,000		16,473	14,289	12,293	14,644	11,841
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		19,702	15,759	12,479	15,239	11,840
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	12,239	$ 10,000	17,403	16,105	14,048	16,427	12,807
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	13,149	$ 10,000	25,905	20,721	16,408	20,037	15,568
Morningstar US Small Cap Broad Value Extended TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Small Cap Broad Value Extended TR (USD)
Account Value	12,320	$ 10,000	18,947	17,339	14,913	16,653	12,810
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 13,149	$ 10,000	$ 25,905	$ 20,721	$ 16,408	$ 20,037	$ 15,568